Statement of Financial Position (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entities [Abstract]
Assets	[1]	$ 492,692	$ 654,954
Investment securities (Note 3)		31,973	35,505
Accumulated Other Comprehensive Income (Loss), Net of Tax		(16,529)	(18,172)
Accumulated Other Comprehensive Income Loss Net Of Tax Attributable To Noncontrolling Interests		(264)	(194)
Debt Disclosure [Abstract]
Short-term borrowings		49,892	70,425
Long-term borrowings		$ 145,301	$ 186,596
Preferred Stock, Shares Outstanding		5,944,250	0
Common Stock, Shares, Outstanding		9,379,288,000	10,057,380,000
Borrowings Assumed By GE [Member]
Debt Disclosure [Abstract]
Short-term borrowings		$ 17,649
Long-term borrowings		67,465
GE Capital
Variable Interest Entities [Abstract]
Assets		312,125	$ 500,589
Investment securities (Note 3)		31,827	35,425
Non-recourse borrowings		1,537	1,183
Debt Disclosure [Abstract]
Short-term borrowings	[2]	48,650	67,416
Long-term borrowings	[2]	129,062	174,174
Discontinued Operations [Member]
Variable Interest Entities [Abstract]
Investment securities (Note 3)		1,798
Non-recourse borrowings		3,994	$ 25,536
Consolidated Securitization Entities [Member]
Variable Interest Entities [Abstract]
Assets		8,542
Current receivables and net financing receivables		4,387
Investment securities (Note 3)		1,404
Non-recourse borrowings		3,083
Consolidated Securitization Entities [Member] | Discontinued Operations [Member]
Variable Interest Entities [Abstract]
Non-recourse borrowings		$ 794

[1]	(a) Our consolidated assets at December 31, 2015 included total assets of $8,542 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included current receivables and net financing receivables of $4,387 million and investment securities of $1,404 million within contin uing operations and assets of discontinued operations of $1,798 million. Our consolidated liabilities at December 31, 2015 included liabilities of certain VIEs for which the VIE creditors do not have recourse to GE. These liabilities included non-recourse borro wings of consolidated securitization entities (CSEs) of $3,083 million within continuing operations and non-recourse borrowings of CSEs within discontinued operations of $794 million. See Note 21 .
[2]	On December 2, 2015, senior unsecured notes and commercial paper was assumed by GE upon its merger with GE Capital resulting in an intercompany payable to GE. At December 31, 2015, this amounted to $17,649 million in short-term borrowings and $67,465 million in long-term borrowings. See Note 10 for additional information.